Significant Accounting Policies (Earnings Per Share - Effects of dilutive options and warrants) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic EPS
Income									$ 12,773,891
Shares	3,252,884	3,252,884	3,252,884	3,252,884	3,252,884	3,252,884	3,252,884	3,092,455	3,252,884	3,212,996	2,955,737
Per Share Amounts	$ 0.62	$ 1.43	$ 0.90	$ 0.98	$ 0.94	$ 0.28	$ 0.62	$ 0.34	$ 3.93	$ 2.19	$ 2.64
Diluted EPS
Shares									3,252,884	3,212,996	3,257,937
Per Share Amounts									$ 3.93	$ 2.19	$ 2.50